Registered Direct Offering	6 Months Ended
Jun. 30, 2020
Accounting Changes and Error Corrections [Abstract]
Registered Direct Offering

NOTE 19. REGISTERED DIRECT OFFERING

On June 2, 2020, the Company entered into a Securities Purchase Agreement with certain purchasers named therein, pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “June 2020 Registered Offering”), 862,500 shares (the “Shares”) of the Company’s common stock, par value $0.01 per share (the “Common Stock”), at an offering price of $2.00 per Share.

The June 2020 Registered Offering resulted in gross proceeds of approximately $1.725 million before deducting the placement agent’s fees and related offering expenses. The Shares were offered by the Company pursuant to a prospectus supplement to the Company’s effective shelf registration statement on Form S-3 (Registration No. 333-233260), which was initially filed with the Securities and Exchange Commission (the “Commission”) on August 14, 2019, and was declared effective on November 19, 2019.

The Company also agreed to issue to the Placement Agent, or its designees, warrants (the “Placement Agent’s Warrants”) to purchase up to 60,375 shares of Common Stock, which represents 7.0% of the Shares sold in the June 2020 Registered Offering. The Placement Agent’s Warrants have an exercise price of $2.20 per share, which represents 110% of the per share offering price of the Shares.